Lease Right-Of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Schedule of Operating Lease Cost and Supplemental Cash Flow Information

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Lease costs
Operating leases - rental expenses	$18,507	$34,772
Operating leases - rental payment	$11,655	$21,646

Other information
Cash paid for amounts included in the measurement of lease liabilities	$18,507	$34,772
Weighted average remaining lease term – operating leases (in years)	15.83	16.87
Weighted average discount rate – operating leases	6.35 – 6.85%	6.35 – 6.85%

Schedule of Supplemental Balance Sheet Information

The supplemental balance sheet information related to lease is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Non – current assets
Right-of-use assets, net (i)	$454,826	$415,003

Current liabilities
Operating lease liabilities	$21,585	$19,572

Non - Current liabilities
Operating lease liabilities	$566,627	$504,934

(i)	Operating lease right-of-use assets are measured at a cost of $575,013 and $510,430 and less accumulated amortization of $120,187 and $95,427 as of June 30, 2025 and December 31, 2024, respectively.

Schedule of Operating Lease Right of Use Asset

As of June 30, 2025, operating lease right of use asset as follow:

As of June 30, 2025
(Unaudited)
Balance as of January 1, 2024	$408,699
Additions	$31,378
Remeasurement	$-
Less: Amortization during the year	$(35,576)
Foreign translation differences	$10,502
Balance as of December 31, 2024	$415,003
Additions	$31,478
Remeasurement	$-
Less: Amortization during the period	$(18,091)
Foreign translation differences	$26,436
Balance as of June 30, 2025	$454,826

Schedule of Operating Lease Liability

As of June 30, 2025, operating lease liability as follow:

As of June 30, 2025
(Unaudited)
Balance as of January 1, 2024	$484,104
Add: Finance cost	$30,666
Add: Additions	$31,378
Less: Repayment of lease liabilities	$(34,772)
Remeasurement	$-
Foreign translation differences	$13,130
Balance as of December 31, 2024	$524,506
Add: Finance cost	$16,818
Add: Additions	$31,478
Less: Repayment of lease liabilities	$(18,507)
Remeasurement	$-
Foreign translation differences	$33,917
Balance as of June 30, 2024	$588,212